SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER AND NEW YORK KEYPORT LATITUDE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR, NEW YORK KEYPORT ADVISOR VISTA,
NEW YORK KEYPORT VISTA, NEW YORK KEYPORT ADVISOR CHARTER,
NEW YORK KEYPORT OPTIMA AND NEW YORK KEYPORT ADVISOR OPTIMA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
 KBL VARIABLE ACCOUNT A

Effective immediately, the following changes have been made to the Prospectuses and Statements of Additional Information listed above.

The Service Office mailing address is changed to:

Delaware Life Insurance Company of New York
P.O. Box 758581
Topeka, KS 66675-8581

The Service Office overnight mailing address is:

Delaware Life Insurance Company of New York
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.